Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangibles Assets (Details) - Property rights [Member]	Dec. 31, 2024	Mar. 31, 2024
Minimum [Member]
Schedule of Estimated Useful Lives of Intangibles Assets [Line Items]
Estimated useful lives of intangibles assets	5 years	5 years
Maximum [Member]
Schedule of Estimated Useful Lives of Intangibles Assets [Line Items]
Estimated useful lives of intangibles assets	20 years	20 years